ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2016
ACCUMULATED OTHER COMPREHENSIVE INCOME
Schedule of accumulated other comprehensive income

		Unrealized gain on available-for-sale
	Foreign	investments
	currency		Tax
	translation	Before	(expenses)	Net-of-tax
	adjustment	tax amount	or benefit	amount
		RMB	RMB	RMB

Balance at January 1, 2014	—	—	—	—

Other comprehensive income before reclassification	—	2,865	(716)	2,149
Amounts reclassified from accumulated other comprehensive income	—	(2,865)	716	(2,149)

Balance at December 31, 2014	—	—	—	—

Balance at January 1, 2015	—	—	—	—

Other comprehensive income before reclassification	1,241	8,190	(2,047)	6,143
Amounts reclassified from accumulated other comprehensive income	—	(8,190)	2,047	(6,143)

Balance at December 31, 2015	1,241	—	—	—

Balance at January 1, 2016	1,241	—	—	—

Other comprehensive income before reclassification	42,696	10,695	(2,674)	8,021
Amounts reclassified from accumulated other comprehensive income	—	(10,695)	2,674	(8,021)

Balance at December 31, 2016	43,937	—	—	—

Balance at December 31, 2016, in USD (Note2) (unaudited)	6,328	—	—	—